                         FRESCO'sm'* INDEX SHARES FUNDS

                   FRESCO'sm'* DOW JONES STOXX 50'sm'D' FUND
                FRESCO'sm'* DOW JONES EURO STOXX 50'sm''DD' FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 15, 2002

Fresco Index Shares Funds (the "Trust") is an investment company consisting of two separate exchange-traded "index funds" ("Funds"). UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, is the investment advisor ("Advisor") and principal underwriter ("Principal Underwriter") for each Fund. UBS Global AM has appointed UBS Global Asset Management International Ltd to serve as each Fund's sub-advisor.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' current prospectus dated October 15, 2002, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the prospectus, unless otherwise noted. A copy of the Funds' current prospectus may be obtained without charge by calling toll-free 1-866-4FRESCO.

                                TABLE OF CONTENTS

General Description of the Trust ...........................................   2
Additional Investment Policies and
Restrictions ...............................................................   2
Dow Jones STOXX Indexes ....................................................   6
Investment Restrictions ....................................................   7
Special Considerations and Risks ...........................................   8
Exchange Listing and Trading ...............................................  10
Management of the Trust ....................................................  11
Brokerage Transactions .....................................................  20
Book Entry Only System .....................................................  21
Purchase and Redemption of Creation Units ..................................  23
Determination of Net Asset Value ...........................................  29
Dividends and Distributions ................................................  29
Taxes ......................................................................  30
Capital Stock and Shareholder Reports ......................................  32
Performance and Other Information ..........................................  32
Counsel and Independent Auditors ...........................................  38
Financial Statements .......................................................  38

----------

*    Fresco is a service mark of UBS AG.

'D' Dow Jones STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

'DD' Dow Jones EURO STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

                        GENERAL DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

The Trust is an open-end management investment company. The Trust currently consists of two Funds. Each Fund generally will invest in all of the stocks comprising its relevant underlying index in proportion to their weightings in such index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. These circumstances include local market closures or the unavailability of a security due to a corporate action or other trading stoppage.

The Trust was organized as a Massachusetts business trust on February 14, 2002. The Funds offered herein are: Fresco Dow Jones STOXX 50 Fund and Fresco Dow Jones EURO STOXX 50 Fund. The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the price and yield of a specified market index. The shares of each Fund are referred to herein as "Fresco Index Shares."

Each Fund offers and issues Fresco Index Shares at their net asset value only in aggregations of a specified number of Fresco Index Shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its benchmark index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component").'SS' Fresco Index Shares trade on the New York Stock Exchange at market prices. These prices may differ from the net asset values of the Fresco Index Shares. Fresco Index Shares are also redeemable only in Creation Unit aggregations**, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Fresco Index Shares.

The Trust reserves the right to offer a "cash" option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash purchases or redemptions, the Trust may impose, in addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to four times the fixed Creation or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                 ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

The following supplements the information contained in the prospectus concerning additional investment policies and restrictions of the Funds.

Lending Portfolio Securities

Each Fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Because the assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund and thereby reduce the effect that expenses have on such Fund's

----------

'SS' See "Dividend Reinvestment Service," however, for a description of the sole case in which Shares may be purchased by the Trustees in less than a Creation Unit size aggregation of 50,000 Shares.

** Except upon termination of a Fund.

ability to provide investment results that substantially correspond to the price and yield of its respective benchmark index.

Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 105% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must maintain acceptable collateral with that Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each Fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A Fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any of its loans at any time. Each Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

Pursuant to procedures adopted by the Funds' Board of Trustees (the "Board"), UBS PaineWebber Inc. ("UBS PaineWebber'sm'*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each Fund. The Board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber'sm' for these services. The Board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber'sm' acts as lending agent. UBS PaineWebber'sm' and other affiliated broker-dealers have also been approved as a borrower under each Fund's securities lending program.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be

----------

* UBS PaineWebber is a service mark of UBS AG.

invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Money Market Instruments

In addition to repurchase agreements, the Funds may invest in other high quality, short-term, U.S. dollar-denominated money market instruments of U.S. and foreign issuers. These instruments may include obligations of banks, time deposits and depository institutions, government and US government agency securities, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, corporate bonds and notes, variable and floating rate securities, funding agreements, guaranteed investment contracts, variable amount master demand notes, participation interests in any of the foregoing, reverse repurchase agreements, investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act")) and private investment vehicles similar to money market funds, including one managed by UBS Global AM.

Futures Contracts, Options and Swap Agreements

Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures Contracts and Options

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or US government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, UBS Global AM may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Restrictions on the Use of Futures and Options

A Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box"

Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments

Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

                             DOW JONES STOXX INDEXES
--------------------------------------------------------------------------------

STOXX Limited provides and services the Dow Jones STOXX indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.

The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.

Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50 Index covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50 Index covers the same countries, excluding Denmark, Norway, Sweden, Switzerland and the United Kingdom.

Index Universe. The index universes for each of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index are defined, respectively, as all components of the 18 Dow Jones STOXX 600'sm''D''D' market sector indexes and all components of the 18 Dow Jones EURO STOXX'sm''DD''DD' market sector indexes. The Dow Jones STOXX 600 market sector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The Dow Jones EURO STOXX market sector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index ("TMI"), which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries.

Selection List. For each of the 18 Dow Jones STOXX 600 market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

----------

'D''D' Dow Jones STOXX 600 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

'DD''DD' Dow Jones EURO STOXX is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

Within each of the 18 Dow Jones EURO STOXX market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection. The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency.  Index composition is reviewed annually in September.

Weighting. The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.       Change its investment objective;

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.       Sell securities short, except short sales "against the box"; or

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

10. Concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 90% investment policy, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS
--------------------------------------------------------------------------------

A discussion of the risks associated with an investment in a Fund is contained in the prospectus. The discussion below supplements, and should be read in conjunction with, the prospectus.

General

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fresco Index Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the indexes are listed on a recognized securities exchange in Europe, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Fresco Index Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

                          EXCHANGE LISTING AND TRADING
--------------------------------------------------------------------------------

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the prospectus.

Fresco Index Shares of each Fund are approved for listing and trading on the New York Stock Exchange, subject to notice of issuance. Fresco Index Shares trade on the New York Stock Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of Fresco Index Shares of any Fund will continue to be met.

The New York Stock Exchange may, but is not required to, remove Fresco Index Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Fresco Index Shares of such Fund for 30 or more consecutive trading days; (2) the value of the underlying index or portfolio of securities on which such Fund is based is no longer calculated or available; or
(3) such other event shall occur or condition exists that, in the opinion of the New York Stock Exchange, makes further dealings on the New York Stock Exchange inadvisable. In addition, the New York Stock Exchange will remove the Fresco Index Shares from listing and trading upon termination of the Trust.

As in the case of other stocks traded on the New York Stock Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide current Fresco Index Share pricing information, the New York Stock Exchange disseminates an updated indicative optimized portfolio value ("IOPV") relating to each Fund as calculated by Bloomberg, L.P. ("Bloomberg"). IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular New York Stock Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor UBS Global AM, or any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Fresco Index Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Fresco Index Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Fresco Index Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Fresco Index Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's net asset value per Fresco Index Share is calculated and the trading currency is the currency in which Fresco Index Shares of the Funds are listed and traded on the New York Stock Exchange.

                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "MANAGEMENT."

Trustees and Officers of the Trust

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by UBS Global AM and other service providers. The Board currently consists of five trustees, two of whom are "interested persons" (as defined in the 1940 Act) of the Trust.

         Independent Trustees

The following table sets forth information regarding the trustees who are not "interested persons" (as defined in the 1940 Act):

                       Position
                       Held With
                      Trust; Term
                   of Office'SS''SS'
                       and Length          Principal            Number of Portfolios in
 Name, Address,         of Time          Occupation(s)               Fund Complex                 Other Directorships
     and Age            Served        During Past 5 Years       Overseen by Trustee***              Held by Trustee
    -------             ------        -------------------       ----------------------              ---------------
Walter E. Auch, 81   Trustee since  Mr. Auch is retired.     Mr. Auch is a trustee of       Mr. Auch is a Trustee of
6001 N. 62nd Place   2002           Prior thereto, he was    three investment companies     Advisors Series Trust since 1997
Paradise Valley, AZ                 Chairman and CEO of      (consisting of 41 portfolios   (16 portfolios); Smith Barney
85253                               Chicago Board of         for which UBS Global  Asset    Fund Complex since 1992 (27
                                    Options Exchange         Management (US) Inc. ("UBS     portfolios); Nicholas Applegate
                                    (1979-1986). He is also  Global AM"), UBS Global Asset  Institutional Funds since 1992
                                    a Trustee of UBS         Management (Americas) Inc.     (19 portfolios) and Banyan
                                    Supplementary Trust      ("UBS Global AM (Americas)")   Strategic Realty Trust since
                                    since 1997.              or one of their affiliates     1998.  He is also a Director of
                                                             serves as investment advisor,  Express America Holdings Corp.
                                                             sub-advisor or manager.        since 1992 and Semele Group Inc.
                                                                                            since 1987.

Frank K. Reilly, 66  Trustee since  Mr. Reilly is a          Mr. Reilly is a director or    Mr. Reilly is a Director of
College of Business  2002           Professor at the         trustee of four investment     Discover Bank since 1993; Morgan
Administration                      University of Notre      companies (consisting of 42    Stanley Trust, FSB since 1996;
University of                       Dame since 1982. He is   portfolios for which UBS       and NIBCO, Inc. since 1993.
Notre Dame                          also a Trustee of UBS    Global AM, UBS Global AM
Notre Dame, IN                      Supplementary Trust      Americas) or one of their
46556-0399                          since 1997.  Mr. Reilly  affiliates serves as
                                    was a Director of        investment advisor,
                                    Battery Park Funds Inc.  sub-advisor or manager.
                                    (1995-2001).

Edward M. Roob, 67   Trustee since  Mr. Roob is Retired.     Mr. Roob is a director or      Mr. Roob is a Trustee of the CCM
841 Woodbine Lane    2002           Prior thereto, he was a  trustee of four investment     Fund Complex since 2001 (9
Northbrook, IL                      Senior Vice President    companies (consisting of 42    portfolios).
60002                               of Daiwa Securities      portfolios for which UBS
                                    America Inc. 1986-1993.  Global AM, UBS Global AM
                                    He is also a Trustee of  (Americas) or one of their
                                    UBS Supplementary Trust  affiliates serves as
                                    since 1997 and Director  investment advisor,
                                    of UBS Global Asset      sub-advisor or manager.
                                    Management Trust
                                    Company since 1993.
                                    Mr. Roob was a
                                    Committee Member of the
                                    Chicago Stock Exchange
                                    from 1993-1999.


------------------
'SS''SS' Each Trustee holds office for an indefinite term.

*** Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

Interested Trustees

The following table sets forth information regarding the trustees who are "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions as officers of UBS Global AM, the Funds' investment advisor:




                       Position(s)
                       Held With
                      Trust; Term
                  of Office'D''D''D'
                       and Length          Principal            Number of Portfolios in
 Name, Address,         of Time          Occupation(s)               Fund Complex                 Other Directorships
     and Age            Served        During Past 5 Years       Overseen by Trustee                 Held by Trustee
    -------             ------        -------------------       ----------------------              ---------------
Brian M. Storms, 47  Trustee and    Mr. Storms is chief      Mr. Storms is a trustee of             None
51 West 52nd Street  Chairman and   executive officer        three investment companies
New York, NY         Trustee since  (since July 2002),       (consisting of 41 portfolios
10019-6114           2002           director and president   for which UBS Global AM, UBS
                                    of UBS Global AM (since  Global AM (Americas) or one
                                    March 1999). He is       of their affiliates serves as
                                    also chief executive     investment advisor, sub-
                                    officer (since July      advisor or manager.
                                    2002), a member of the
                                    board of directors and
                                    president of UBS Global
                                    AM (Americas) and UBS
                                    Global Asset Management
                                    (New York) Inc. (since
                                    October 2001). Mr.
                                    Storms was chief
                                    executive officer of
                                    UBS Global AM from
                                    October 2000 to
                                    September 2001 and
                                    chief operating officer
                                    of UBS Global AM
                                    (Americas) and UBS
                                    Global AM (New York)
                                    from September 2001 to
                                    July 2002. He was a
                                    director or trustee of
                                    several investment
                                    companies in the UBS
                                    Family of Funds (1999-
                                    2001). He was president
                                    of Prudential Investments
                                    (1996-1999). Prior to
                                    joining Prudential
                                    Investments he was a
                                    managing director at
                                    Fidelity Investments. Mr.
                                    Storms is president and
                                    trustee of UBS
                                    Supplementary Trust since
                                    2001. Mr. Storms is
                                    president of 22 investment
                                    companies (consisting of
                                    43 portfolios) for which
                                    UBS Global AM, UBS
                                    PaineWebber'sm' or one of
                                    their affiliates serves
                                    as investment advisor or
                                    manager.

--------------------
'D''D''D' Each Trustee holds office for an indefinite term.

                        Position(s) Held
                          With Trust;
                            Term of
                       Office'DD''DD''DD'
                           and Length                                               Number of Portfolios           Other
   Name, Address,           of Time                Principal Occupation(s)            in Fund Complex           Directorships
       and Age              Served                  During Past 5 Years              Overseen by Trustee       Held by Trustee
       -------               ------                 -------------------              -------------------       ---------------
Joseph A. LaCorte, 43  President and        Mr. LaCorte is a managing director   Mr. LaCorte is a trustee of   None.
51 West 52nd Street    Trustee since        and co-head of the Global Index      one investment company
New York, NY 10019-    2002                 Market group of UBS Global AM. Mr.   (consisting of 2
6114                                        LaCorte is also a Chartered          portfolios) for which UBS
                                            Financial Analyst. Prior to          Global AM or one of it's
                                            joining UBS Global AM, he served as  affiliates serves as
                                            a senior consultant to leading       investment advisor,
                                            participants in the US Exchange      sub-advisor or manager
                                            Traded Fund industry including the
                                            American Stock Exchange, Deutsche
                                            Boerse, State Street Bank and Trust
                                            Company and Spears Leeds Kellogg.
                                            From 1997 to 2000, he founded and
                                            served as a Managing Member of
                                            S-Network, LLC to provide
                                            consulting services specializing in
                                            the development, secondary market
                                            trading and distribution of
                                            Exchange Traded Funds. Until 1997,
                                            he was a member of AMEX's new
                                            products committee. Between 1994
                                            and 1997, he was a managing
                                            director of Deutsche Morgan
                                            Grenfell Inc. where he was
                                            responsible for the development,
                                            launch and management of
                                            CountryBaskets'sm', Inc., a unique
                                            Exchange Traded Fund product listed
                                            on the New York Stock Exchange.
                                            Prior to 1994, he has held senior
                                            positions in a number of financial
                                            services companies specializing in
                                            index trading activities and
                                            related derivative products.  Mr.
                                            LaCorte is chief executive officer
                                            and director of 1 Luxembourg based
                                            investment company (consisting of 6
                                            portfolios) for which UBS Global
                                            AM, UBS PaineWebber'sm' or one of
                                            their affiliates serves as
                                            investment advisor, sub-advisor or
                                            manager.

------------------------

'DD''DD''DD' Each Trustee holds office for an indefinite term.

Officers

The following table sets forth information regarding the officers of the Trust:


                                            Term of
                                       Office'SS''SS''SS'
                           Position(s)     and Length
                            Held With      of Time
 Name, Address and Age        Trust         Served               Principal Occupation(s) During Past 5 Years
 ---------------------        -----         ------               -------------------------------------------
Amy R. Doberman, 40       Vice             Since 2002   Ms. Doberman is a managing director and general counsel of UBS
51 West 52nd Street       President and                 Global AM.  From December 1997 through July 2000, she was
New York, NY 10019-6114   Assistant                     general counsel of Aeltus Investment Management, Inc.  Prior to
                          Secretary                     working at Aeltus, Ms. Doberman was assistant chief counsel of the SEC's Division of Investment Management.  Ms. Doberman is
                                                        vice president and secretary of UBS Supplementary Trust, a vice president and secretary of 24 investment companies (consisting of 80 portfolios) and a vice president and assistant secretary of one investment company (consisting of 2 portfolios) for which UBS Global AM, UBS Global AM (Americas), UBS
                                                        PaineWebber'sm' or one of their affiliates serves as investment advisor, sub-advisor or manager.

David M. Goldenberg, 36   Vice             Since 2002   Mr. Goldenberg is an executive director and deputy general
51 West 52nd Street       President and                 counsel of UBS Global AM.  From 2000-2002, he was director,
New York, NY 10019-6114   Secretary                     legal affairs at Lazard Asset Management. Mr. Goldenberg was global director of compliance for SSB Citi Asset Management
                                                        Group from 1998-2000. He was associate general counsel at Smith
                                                        Barney Asset Management from 1996-1998. Prior to working at
                                                        Smith Barney Asset Management, Mr. Goldenberg was branch chief and senior counsel of the SEC's Division of Investment
                                                        Management.  Mr. Goldenberg is vice president and assistant secretary of UBS Supplementary Trust, a vice president and secretary of one investment company (consisting of 2 portfolios)
                                                        and a vice president and assistant secretary of 24 investment companies (consisting of 80 portfolios) for which UBS Global AM,
                                                        UBS Global AM (Americas), UBS PaineWebber'sm' or one of their affiliates serves as investment advisor, sub-advisor or manager.

Cynthia Lo Bessette, 33   Vice             Since 2002   Ms. Lo Bessette is a director and assistant general counsel of
51 West 52nd Street       President and                 UBS Global AM.  From August 1998 through October 2001, she was
New York, NY 10019-6114   Assistant                     a vice president and business lawyer of Zurich Scudder
                          Secretary                     Investments, Inc.  Prior to working at Zurich Scudder, Ms. Lo
                                                        Bessette was an associate at the law firm of Shearman &
                                                        Sterling in New York.  Ms. Lo Bessette is vice president and assistant secretary of one investment company (consisting of 2 portfolios) for which UBS Global AM, UBS PaineWebber'sm' or one of their affiliates serves as investment advisor, sub-advisor or manager.


--------------------
'SS''SS''SS' Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

                                            Term of
                                           Office****
                           Position(s)     and Length
                            Held With      of Time
 Name, Address and Age        Trust         Served               Principal Occupation(s) During Past 5 Years
 ---------------------        -----         ------               -------------------------------------------
Joseph T. Malone, 34      Assistant        Since 2002   Mr. Malone is a director and a senior manager of the Mutual
51 West 52nd Street       Treasurer                     Fund Finance Department of UBS Global AM since 2001.  From
New York, NY 10019-6114                                 August 2000 through June 2001, he was the controller at AEA
                                                        Investors Inc. From March 1998 to August 2000, Mr. Malone was a
                                                        manager within investment management services of
                                                        PricewaterhouseCoopers LLP. Prior to March 1998, he was a vice president of the mutual fund services group of Bankers Trust &
                                                        Co. Mr. Malone is an assistant treasurer of UBS Supplementary
                                                        Trust and of three investment companies (consisting of 39
                                                        portfolios) for which UBS Global AM, UBS PaineWebber'sm' or one of their affiliates serves as investment advisor, sub-advisor or manager

Paul H. Schubert, 39      Treasurer and    Since 2002   Mr. Schubert is an executive director and head of the mutual
51 West 52nd Street       Chief                         fund finance department of UBS Global AM.  Mr. Schubert is
New York, NY 10019-6114   Financial                     treasurer and principal accounting officer of UBS Supplementary
                          Officer                       Trust and of two investment companies (consisting of 37
                                                        portfolios), treasurer and chief financial officer of one
                                                        investment company (consisting of 2 portfolios) and a vice president and treasurer of 22 investment companies (consisting of 43 portfolios) for which UBS Global AM, UBS Global AM
                                                        (Americas), UBS PaineWebber'sm' or one of their affiliates serves as investment advisor, sub-advisor or manager.



Trustees' Ownership of Fresco Index Shares

The following table shows the dollar range of equity securities beneficially owned by each of the Trustees as of September 30, 2002:


                                   Aggregate Dollar Range of Equity Securities in All
                                     Registered Investment Companies Overseen by the
     Name                       Trustee in Family of Investment Companies'DD''DD''DD''DD'
     ----                       ---------------------------------------------------------
Independent Trustees
Walter E. Auch                                             NONE
Frank K. Reilly                                            NONE
Edward M. Roob                                             NONE
Interested Trustees
Brian M. Storms                                            NONE
Joseph LaCorte                                             NONE


--------------------
**** Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

'DD''DD''DD''DD'  Currently, the Trust is the only member in its Family of
                  Investment Companies.

Trustees' Ownership of Securities Issued By UBS Global AM or Any Company Controlling, Controlled By or Under Common Control With UBS Global AM

As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or are under common control with UBS Global AM.

Remuneration of the Trustees and Officers

No officer, director or employee of UBS Global AM, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. The Trust pays each trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings of the Board attended by the trustee. The Trust also reimburses each trustee for travel and other out-of-pocket expenses incurred by him in connection with attending such meetings. Committee members do not receive any additional compensation for service on a committee. The trustee fees are allocated among the Funds based on net assets.

Assuming that four (4) meetings of the Board and (2) Audit Committee meetings are held annually, it is estimated that the compensation paid to each Independent Trustee will be:


                                                Estimated Aggregate Compensation from     Total Compensation from Trust and
                                                    Trust for Current Fiscal Year                   Fund Complex
Name and Position Held                                Ending September 30, 2003           Paid to Trustees'DD''DD''DD''DD'
----------------------                                -------------------------           --------------------------------
Walter E. Auch, Trustee                                        $17,400                                 $51,600
Frank K. Reilly, Trustee                                       $17,400                                 $63,600
Edward M. Roob, Trustee                                        $17,400                                 $63,600

No trustee or officer is entitled to any pension or retirement benefits from the Trust.

The Board has an Audit Committee, consisting of three (3) trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust. The Audit Committee has the responsibility, among other things, to: (i) recommend the selection of the Trust's independent auditors, (ii) review and approve the scope of the independent auditors' audit activity, (iii) review the audited financial statements and (iv) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal controls. There is no separate nominating or investment committee. Items pertaining to these committees are submitted to the full Board.

Code of Ethics

The Trust, UBS Global AM and UBS Global Asset Management International Ltd each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, UBS Global AM and UBS Global Asset Management International Ltd from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be


--------------------
'DD''DD''DD''DD' This amount represents the aggregate amount of compensation paid to the Trustees for (a) service on the Board for the Trust's current fiscal year; and (b) service on the Boards of Trustees of four other investment companies managed by the Advisor for the fiscal year ended June 30, 2002, with respect to Messrs. Reilly and Roob, and three other investment companies managed by the Advisor for the fiscal year ended June 30, 2002, with respect to Mr. Auch. Neither Mr. Storms nor Mr. LaCorte will receive any compensation from the Trust for the current fiscal year.

effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

The Investment Advisor

UBS Global AM acts as the investment advisor to the Funds pursuant to a contract (the "Advisory Contract") with the Trust. Under the Advisory Contract, the Funds pay UBS Global AM a unitary fee, computed daily and paid monthly, at the annual rate of 0.29% of average daily net assets of the Funds. The Advisory Contract provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and any other extraordinary expenses, from the unitary fee.

Under the Advisory Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Fund.

The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Advisory Contract with UBS Global AM at a meeting held on August 19, 2002 (the "August Meeting").

In determining whether to approve the Advisory Contract, the Trustees analyzed certain information and were advised by their legal counsel with respect to their deliberations. In considering the Advisory Contract, the Trustees reviewed numerous factors. Among other factors, the following were considered by the Trustees in evaluating the fairness and reasonableness of the compensation proposed to be paid to UBS Global AM under the Advisory Contract: (i) the nature and quality of services to be provided by UBS Global AM; (ii) the fees paid to other investment advisors by comparable funds and as a percentage of assets at different asset levels; (iii) the Trust's service needs and the services provided by UBS Global AM; (iv) the fees payable for the services; (v) the total expenses of the Trust; (vi) the capabilities and financial condition of UBS Global AM; and (vii) the residual benefits that UBS Global AM or any of its affiliates may receive from managing the Trust.

Based on the nature and quality of services to be provided by UBS Global AM, the fees paid to other investment advisors by comparable funds, the fees payable for the services to be provided by UBS Global AM, the total expenses of the Trust and the overall high-quality of the personnel, operations, investment advisory capabilities and methodologies of UBS Global AM, among other considerations, the Trustees concluded the fees proposed to be paid to UBS Global AM under the Advisory Contract were fair and reasonable, and the nature and scope of UBS Global AM's services to the Trust were consistent with the Trust's operational requirements and sufficient to approve the Trust's Advisory Contract with UBS Global AM.

The Sub-Advisor

Effective September 10, 2002, UBS Global AM entered into a sub-advisory agreement (the "Sub-Advisory Contract") with UBS Global Asset Management International Ltd ("UBS Global AM Ltd."), 21 Lombard Street, London, England EC3V 9AH. UBS Global Asset Management Ltd is an affiliate of the UBS Global AM. UBS Global Asset Management Ltd serves as sub-advisor to each Fund.

The Sub-Advisor furnishes UBS Global AM with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board and officers. Under the direction of UBS Global AM, the Sub-Advisor is responsible for managing the investment and reinvestment of that portion of a Fund's portfolio that UBS Global AM designates from time to time.

The Board of Trustees, including a majority of the Independent Trustees, initially approved the Sub-Advisory Contract between UBS Global AM and UBS Global AM Ltd. at the August Meeting.

In determining whether to approve the Sub-Advisory Contract, the Trustees analyzed certain information and were advised by their legal counsel with respect to their deliberations. In considering the Sub-Advisory Contract, the Trustees reviewed numerous factors. Among other factors, the following were considered by the Trustees: (i) the management and advisory needs of the Funds in light of the Funds' investment objectives and policies; (ii) the overall experience and ability of UBS Global AM Ltd. to provide the investment management and advisory services set forth in the Sub-Advisory Contract; (iii) the skill, experience and talent needed to perform the investment advisory services for the Trust; and (iv) the organizational capabilities of UBS Global AM Ltd. and whether they are sufficient to provide the appropriate nature and quality of advisory services. Based on the overall experience and ability of UBS Global AM Ltd. to provide the investment management and advisory services and the organizational capabilities of UBS Global AM Ltd., among other factors and considerations deemed relevant, the Trustees approved the Sub-Advisory Contract.

The Administrator

State Street Bank and Trust Company serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian and Transfer Agent

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, State Street holds the Funds' assets, calculates the net asset value of Fresco Index Shares and calculates net income and realized capital gains or losses. State Street also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

As compensation for its services under the Administrative Services Agreement and the Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows: 0.06% on the first $5 billion, 0.045% on the next $5 billion, 0.03% on the next $5 billion and 0.02% thereafter. As compensation for its services under the Custodian Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows:
0.01% on the first $500 million, 0.0075% on the next $500 million and 0.0050% on average aggregate net assets over $1 billion for domestic safekeeping plus other standard global safekeeping and transaction fees. The Advisory Contract provides that UBS Global AM will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.

The Principal Underwriter

UBS Global AM acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Fresco Index Shares of the Fund. Fresco Index Shares of the Fund are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fresco Index Shares.

The Principal Underwriter may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fresco Index Shares. Such Soliciting Dealers may also be DTC Participants (as defined below) and/or investor services organizations.

Additional Expenses

Each Fund will be based on a particular equity market index compiled by STOXX Limited, which is not affiliated with a Fund or with UBS Global AM or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a sub-license agreement with UBS AG and STOXX Limited. UBS AG has a license agreement with STOXX Limited. The Trust is not obligated to pay any sub-license fee under the Sub-License Agreement..

                             BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and UBS Global AM from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, UBS Global AM relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In selecting brokers for a Fund, its investment advisor or sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the Funds and subject to the review of the Board, UBS Global AM or UBS Global AM Ltd may cause a Fund to purchase and sell portfolio securities through brokers that provide UBS Global AM or UBS Global AM Ltd with brokerage or research services. The Funds may pay those brokers a higher commission than may be charged by other brokers, provided that UBS Global AM or UBS Global AM Ltd, as applicable, determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of UBS Global AM or UBS Global AM Ltd to that Fund and its other clients.

Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

UBS Global AM assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by UBS Global AM are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by UBS Global AM. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by UBS Global AM based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "BUYING AND SELLING THE FUNDS."

The Depositary Trust Company ("DTC") acts as securities depositary for Fresco Index Shares. Fresco Index Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Fresco Index Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, the American Stock Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Fresco Index Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fresco Index Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fresco Index Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fresco Index Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fresco Index Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fresco Index Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fresco Index Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Fresco Index Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fresco Index Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fresco Index Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Fresco Index Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Fresco Index Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the New York Stock Exchange.

                    PURCHASE AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------

Purchase

The Trust issues and sells Fresco Index Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form; or (ii) pursuant to the Dividend Reinvestment Plan.

A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business. As of the date of the prospectus, the New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Fresco Index Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by UBS Global AM with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "Custom Order"). The adjustments described above will reflect changes, known to UBS Global AM on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions. As of October 8, 2002, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:
$1,118,000 for the Fresco Dow Jones STOXX 50 Fund and $1,060,500 for the Fresco Dow Jones EURO STOXX 50 Fund.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") that has executed an agreement with the Principal Underwriter and the Transfer Agent with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement among the Principal Underwriter and the Transfer Agent, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Fresco Index Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Fresco Index Shares (50,000 in the case of each Fund). All standard orders to purchase Creation Units must be received by the Principal Underwriter no later than the close of regular trading session on the New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m. New York time) on the date such order is placed in order for purchase of Creation Units to be effected based on the net asset value of Fresco Index Shares of each Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Principal Underwriter no later than 11:00 a.m. New York time on trade date. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day.

Purchase Order

The Principal Underwriter shall inform the Transfer Agent, the Advisor and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the New York Stock Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Fresco Index Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

Acceptance of Purchase Order

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the Closing Time for standard orders and 11:00 a.m. for custom orders, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Advisor) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Issuance of a Creation Unit

Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Fresco Index Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust, normally by 12:00 p.m., New York time the following Business Day. In addition, a Creation Transaction Fee of $3,000 (defined below) will be charged in all cases plus an additional fee of up to four times the Creation Transaction Fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Principal Underwriter.

Acceptance for Orders of Creation Units

The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the custodian specified; (b) the investor(s), upon obtaining the Fresco Index Shares ordered, would own 80% or more of the currently outstanding Fresco Index Shares of any Fund; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or UBS Global AM, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust and UBS Global AM make it for all practical purposes impossible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, UBS Global AM, the Principal Underwriter, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee

To compensate the Trust for transfer and other transaction costs involved in transactions for the purchase of Creation Units, investors will be required to pay a fixed creation transaction fee of $3,000 (the "Creation Transaction Fee") payable to the Trust. An additional charge of up to four times the Creation Transaction Fee may be imposed for Custom Orders and cash purchases (to approximate the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser may be assessed the additional charge for cash purchases on the "cash in lieu" portion of its investment. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption

Fresco Index Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM FRESCO INDEX SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fresco Index Shares in the secondary market to constitute a Creation Unit in order to have such Fresco Index Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fresco Index Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Fresco Index Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $3,000 (the "Redemption Transaction Fee"). In the event that the Fund Securities have a value greater than the net asset value of the Fresco Index Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemption Transaction Fee

A Redemption Transaction Fee of $3,000 is paid to the Trust to approximate transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. An additional charge for cash redemptions, Custom Orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time in order to receive that day's net asset value for standard orders and by 11:00 a.m. for custom orders. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on a day on which the Exchange is open for business and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's Fresco Index Shares through DTC's facilities by 11:00 am on the Exchange Business Day next following the day that the redemption request is received, and the Cash Component, if applicable, by 2:00 p.m. that day, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fresco Index Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Fresco Index Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, a Shareholder may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Fresco Index Shares based on the net asset value of Fresco Index Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Redemption Transaction Fee and additional charge for requested cash redemptions specified above, to approximate the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Fresco Index Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Fresco Index Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fresco Index Shares of the Fund or determination of the net asset value of the Fresco Index Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "PRICING AND VALUATION."

Net asset value per Fresco Index Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Fresco Index Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fresco Index Share is calculated by the custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Fresco Index Share, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. When market quotations are not readily available or when the value of securities has been materially affected by events occurring after the close of the market, securities are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "DISTRIBUTIONS."

General Policies

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Fresco Index Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fresco Index Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fresco Index Shares issued by the Trust of the same Fund.

                                      TAXES
--------------------------------------------------------------------------------

The following information also supplements and should be read in conjunction with the section in the prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Fresco Index Shares if the purchaser (or group of purchasers) would, upon obtaining the Fresco Index Shares so ordered, own 80% or more of the outstanding Fresco Index Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Fresco Index Share ownership for purposes of the 80% determination.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.

A loss realized on a sale or exchange of Fresco Index Shares of a Fund may be disallowed if other Fresco Index Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Fresco Index Shares are disposed of. In such a case, the basis of the Fresco Index Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fresco Index Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Fresco Index Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Fresco Index Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% -- 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fresco Index Shares should consult their own tax advisors as to the tax consequences of investing in such Fresco Index Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

The Trust currently is comprised of two Funds. Each Fund issues Fresco Index Shares of beneficial interest, par value $0.01 per Fresco Index Share. The Board may designate additional funds.

Each Fresco Index Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Fresco Index Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Fresco Index Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Fresco Index Share has one vote per dollar with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Fresco Index Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, it will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Fresco Index Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

                        PERFORMANCE AND OTHER INFORMATION
--------------------------------------------------------------------------------

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of before and after tax average annual total return, before and after tax cumulative total return and yield.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return after taxes on distributions are expressed in terms of the average annual rate of return after taxes on distributions of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]D (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATV[u]D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption).

Quotations of average annual total return after taxes on distributions and redemption are expressed in terms of the average annual rate of return after taxes on distributions and redemption of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions and redemption) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]D[u]R (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATV[u]D[u]R = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

The yield of a Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per Fresco Index Share earned during the period by the maximum offering price per Fresco Index Share on the last day of the period, according to the following formula: YIELD = 2[((a-b)/cd + 1)'pp'6-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Fresco Index Shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per Fresco Index Share on the last day of the period).

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The Funds' trading and base currencies are denominated in U.S. dollars. Because some or all of the Funds' investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of a Fund's investment performance. Historical information on the value of the U.S. dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets, including total return and average yield of such local stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

The performance of the Trust, of the relevant indices (provided information is also given reflecting the performance of the Trust in comparison to that relevant index) or both may also be compared to the performance of money managers as reported in market surveys such as SEI Fund Evaluation Survey (a leading data base of tax-exempt funds) or broad groups of open-end and closed-end investment companies with similar investment goals, such as those reported by Lipper Analytical Services Inc., Money Magazine Fund Watch, Wiesenberger Investment Companies Service, Morningstar Incorporated and Value Line Investment Survey each of which measures performance following their own specific and well-defined calculation measures, or of the New York Stock Exchange Composite Index, the American Stock Exchange Index (indices of stocks traded on the New York and American Stock Exchanges, respectively), S&P 500 Index (a broad-based index of 500 publicly traded common stocks) or the NASDAQ Composite Index (an unmanaged index of over-the-counter stocks) or similar measurement standards during the same period of time. When these organizations' tracking results are used, the Funds will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. In addition to all other sources of comparative information, comparative performance figures published by other funds or money managers may be included from time to time. Information may also be included regarding the aggregate amount of assets committed to index investing generally by various types of investors, such as pension funds and other institutional investors, which currently exceeds $300 billion.

Information may be provided to prospective investors to help them assess their specific investment goals and to aid in their understanding of various financial strategies. Such information may present current economic and political trends and conditions and may describe general principles of investing such as asset allocation, diversification and risk tolerance, as well as specific investment techniques such as indexing and hedging. In addition, information may be presented to prospective or current shareholders regarding the purchase of Fresco Index Shares in the secondary market, such as margin requirements, types of orders that may be entered, and information concerning short sales. Similarly, market data symbols, trading fractions, other trading information and the CUSIP number relating to Fresco Index Shares may be included in such information. Comparisons with other investment instruments and vehicles, such as futures, options and mutual funds, may be made with respect to the application of such requirements; costs of fund management and administration; cost and advantages of intraday trading; and rules applicable to short sales.

Information may also be provided in communications to prospective investors or current shareholders comparing and contrasting the relative advantages of investing in the Funds as compared to other investment vehicles, such as mutual funds, both on an individual and a group basis (e.g., stock index mutual funds). Such information may include comparisons of costs and expense ratios, expressed either in dollars or basis points, stock lending activities, permitted investments and hedging activities (e.g., engaging in options or futures transactions), and portfolio turnover data and analyses.

Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities). Based on projected differences between the Funds and conventional mutual funds with regard to capital gains distributions, projections may be made regarding comparative capital gains distributions and tax rates for taxable investors holding Fresco Index Shares over a long period of time. Comparisons may also be provided regarding the probable tax impact resulting from rebalancing of a Fund's portfolio and adjustments to the portfolio of an actively managed investment vehicle.

Specifically, information may be provided to prospective or current investors comparing and contrasting the tax efficiencies of conventional mutual funds with the Trust. Both conventional mutual funds and the Trust may be required to recognize capital gains incurred as a result of adjustments to the composition of the relevant index and therefore to their respective portfolios. From a tax perspective, however, a significant difference between a conventional mutual fund and the Funds is the process by which their shares are redeemed. Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, in cases where a conventional mutual fund experiences redemptions in excess of subscriptions ("net redemptions") and has insufficient cash available to fund such net redemptions, such fund may have to sell stocks held in its portfolio to raise and pay cash to redeeming shareholders. A mutual fund will generally experience a taxable gain or loss when it sells such portfolio stocks in order to pay cash to redeeming fund shareholders. In contrast, the redemption mechanism for the Funds does not involve selling the portfolio stocks. Instead, each Fund delivers the actual portfolio of stocks in an in-kind exchange to any person redeeming Fresco Index Shares in Creation Unit size aggregations. While this in-kind exchange is a taxable transaction to the redeeming entity (usually a broker/dealer) making the exchange, it generally does not constitute a taxable transaction at the Fund level and, consequently, there is no realization of taxable gain or loss by the Fund with respect to such in-kind exchanges. In a period of market appreciation of the relevant index and, consequently, appreciation of the portfolio stocks held in a Fund, this in-kind redemption mechanism has the effect of eliminating the recognition and distribution of those net unrealized gains at the Trust level. Although the same result would obtain for conventional mutual funds utilizing an in-kind redemption mechanism, the opportunities to redeem fund shares by delivering portfolio stocks in-kind are limited in most mutual funds. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a fund is not required to recognize capital gains, a shareholder of such fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.

In connection with the communication of the performance of the Funds to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); S&P Europe 350 Index; S&P Euro Index; NASDAQ Composite Index; NASDAQ Industrials Index; NASDAQ OTC Composite Index; Morgan Stanley Capital International Indexes, including MSCI EMU Index and MSCI Pan-Euro Index; FTSE Euro 100 Index; FTSE Euro Top 100 Index.

Information relating to the relative price performance of the Funds also may be compared against a wide variety of investment categories and asset classes, including common stocks, small capitalization stocks, long and intermediate term U.S. and foreign corporate and government bonds, Treasury bills, the rate of inflation in the United States (based on the Consumer Price Index ("CPI") and combinations of various capital markets. Historical returns of these and other capital markets in the United States and Europe may be provided by independent statistical studies and sources. The performance of these capital markets is based on the returns of different indices. Information may be presented using the performance of these and other capital markets to demonstrate general investment strategies. So, for example, performance of a Fund may be compared to the performance of selected asset classes such as short-term U.S. Treasury bills, long-term U.S. Treasury bonds, long-term corporate bonds, mid-capitalization stocks, foreign stocks and small capitalization stocks and may also be measured against the rate of inflation as set forth in well-known indices (such as the CPI). Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. Performance of the Funds may also be compared to that of other indices or compilations that may be developed and made available to the investing public in the future.

In addition, the Trust from time to time may compare the results of each Fund to the following national benchmarks:


COUNTRY                                   NATIONAL INDEX
-------                                   --------------
Austria                                   ATX Index
Belgium                                   Bel-20 Index
Denmark                                   KFX Index
Finland                                   HEX Index
France                                    CAC 40
Germany                                   DAX 30
Greece                                    ASE General Index
Ireland                                   Irish Overall Index
Italy                                     MIB 30 Index
Luxembourg                                LuxX Index
Netherlands                               AEX Index
Norway                                    OBX Index
Portugal                                  PSI-20 Index
Spain                                     IBEX 35 Index
Sweden                                    OMX Index
Switzerland                               SMI Index
United Kingdom                            FTSE 100


Of course, such comparisons as described above will only reflect past performance of the Funds and the investment categories, indices or compilations chosen and no guarantees can be made of future results regarding the performance of either the Funds or the asset classes chosen for such comparisons. Performance of an index is historical and does not represent performance of the Trust, and is not a guarantee of future results.

From time to time, the Trust may use in marketing materials a graph entitled "The Efficient Frontier," which illustrates the historical risks and returns of selected unmanaged indexes that track the performance of various combinations of U.S. and international securities for a certain time period, such as ten years. A ten year graph, for example, shall use ten year annualized European returns represented by the Dow Jones STOXX 50 Index and ten year annualized U.S. returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall performance within each index. Data presented in the graph shall be provided by Ibbotson Associates, Inc.

Information on the relative price performance of the Funds in relation to other securities and/or indices may be represented in the form of "correlation." Correlation is a standard measure of the degree of linear association between two price series, and ranges from minus one hundred percent (-100%) (i.e. perfect negative linear association) to positive one hundred percent (100%) (i.e., perfect linear association).

Information regarding each Fund's net asset size may be stated in communications to prospective or current Shareholders for one or more periods, including annual, year-to-date or daily periods. Such information may also be expressed in terms of the total number of Fresco Index Shares outstanding as of one or more periods. Factors integral to the size of a Fund's net assets, such as creation volume and activity, may also be discussed, and may be specified from time to time or with respect to various periods of time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.

Information regarding the secondary market trading activity of Fresco Index Shares also may be presented over one or more stated periods, such as for daily, monthly, quarterly or annual periods. Secondary market trading volume information may be compared with similar information relating to other issues trading on the New

York Stock Exchange or other registered national stock exchanges and NASDAQ during the same reporting period. Average daily secondary market trading volume of Fresco Index Shares may also be reported from time to time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.

In addition, information may be presented to current or prospective shareholders regarding the purchase of Funds in the secondary market, such as margin requirements, types of orders that may be entered and information concerning short sales.

Information may be provided to investors regarding the ability to engage in short sales of Fresco Index Shares, including reference to the exemption from the "tick test" provision of the SEC short sale rule (Rule 10a-1 under the Securities Exchange Act of 1934), to permit short sales on "minus" or "zero-minus" ticks. Selling short refers to the sale of securities which the seller does not own, but which the seller arranges to borrow before effecting the sale. Institutional investors may be advised that lending their Fresco Index Shares to short sellers may generate stock loan credits that may supplement the return they can earn from an investment in such Fund. These stock loan credits may provide a useful source of additional income for certain institutional investors who can arrange to lend Fresco Index Shares. Potential short sellers may be advised that a short rebate (functionally equivalent to partial use of proceeds of the short sale) may reduce their cost of selling short.

Evaluation of each Fund's performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques; Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; Business Week, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; Forbes, a national business publication that from time to time reports the performance of specific investment companies; Fortune, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; Investor's Business Daily, a daily newspaper that features financial, economic, and business news; Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; The New York Times, a nationally distributed newspaper that regularly covers financial news; Smart Money, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; Value Line Mutual Fund Survey, an independent publication that provides biweekly performance and other information on mutual funds; The Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; Worth, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal finance.

The Trust's website will provide, when available, the following information, on a per Fresco Index Share basis, for each Fund: (a) the prior business day's net asset value and the mid-point of the bid/ask spread at the time of calculation of such net asset value (the "Bid/Ask Price"), and a calculation of the premium or discount of the Bid/Ask Price against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Mayer, Brown, Rowe & Maw 1675 Broadway, New York, New York 10019, serves as counsel to the Trust. PricewaterhouseCoopers LLP, serves as the independent accountants of the Trust.

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fresco'sm' Index Shares Funds
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Fresco'sm' Index Shares Funds

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of the Fresco'sm' Dow Jones STOXX 50'sm' Fund and the Fresco'sm' Dow Jones EURO STOXX 50'sm' Fund (the Trust) at October 9, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
October 9, 2002

Fresco'sm' Index Shares Funds
Statements of Assets and Liabilities
October 9, 2002

----------------------------------------------------------------------------------------------------------
                                                    Fresco'sm' Dow Jones          Fresco'sm' Dow Jones
                                                     STOXX 50'sm' Fund          EURO STOXX 50'sm' Fund
----------------------------------------------------------------------------------------------------------
ASSETS

Cash .............................................        $50,000                       $50,000
                                                          -------                       -------
    Total assets .................................         50,000                        50,000
NET ASSETS .......................................        $50,000                       $50,000
                                                          =======                       =======

NET ASSETS
Paid-in capital ..................................        $50,000                       $50,000
                                                          -------                       -------
NET ASSETS .......................................        $50,000                       $50,000
                                                          =======                       =======

Shares outstanding (unlimited
amount authorized, $0.01 par value) ..............          5,000                         5,000
                                                          =======                       =======

Net asset value, offering price,
and redemption price per share ...................        $ 10.00                       $ 10.00
                                                          =======                       =======




The accompanying notes are an integral part of the financial statements.

Fresco'sm' Index Shares Funds
Notes to Financial Statements
October 9, 2002

--------------------------------------------------------------------------------

Note 1:  Organization
The Fresco'sm' Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two portfolios, Fresco'sm' Dow Jones STOXX 50'sm' Fund and Fresco'sm' EURO STOXX 50'sm' Fund (collectively the "Funds"), each of which represents a separate series of beneficial interest in the Trust. The Trust has had no operations to date other than matters relating to its organization and registration and the sale of its shares to UBS Global Asset Management (US) Inc., the sole shareholder of each of the Funds. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements.

Note 2:  Fees and Expenses
UBS Global Asset Management (US) Inc. ("UBS Global AM"), the Trust's Adviser, has agreed to bear the initial costs of organization of the Trust. UBS Global AM, under the terms of an investment advisory agreement with the Trust, is responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of each of the portfolios of the Trust to conform to changes in the composition of the relevant Indexes. For these services, UBS Global AM receives an advisory fee based on the average daily net assets of each of the portfolios of the Trust as follows:


          Portfolio                                                    Annual Rate
          ---------                                                    -----------
          Fresco'sm' Dow Jones STOXX 50'sm' Fund                             0.29%
          Fresco'sm' Dow Jones EURO STOXX 50'sm' Fund                        0.29%

The Adviser will pay the operating expenses of the Trust, except for the advisory fee, brokerage, taxes, interest, and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

Note 3:  Capital
Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

Note 4:  Proposed Stock Split or Reverse Stock Split
The Board of Trustees have approved a stock split or reverse stock split for each of the portfolios of the Trust with a record date of October 15, 2002 and an effective date of the date the initial creation orders are placed, in order to adjust the net asset value per share of each portfolio to be approximately 1/100th of the value of its respective Index. All capital share activity and per share data for each of the portfolios will be restated on the date the initial creation orders are placed to reflect the stock split or reverse stock split.

                                                                      APPENDIX A

The Trust intends to effect deliveries of portfolio securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each Fund, except as discussed below. The ability of the Trust to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three New York business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2002 and 2003. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         FRESCO DOW JONES STOXX 50 FUND

         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Danish, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Norwegian, Portuguese, Spanish, Swedish, Swiss and British holidays affecting the relevant securities markets fall are as follows:

         Austria
                           October 26, 2002             May 1, 2003
                           November 1, 2002             May 29, 2003
                           December 8, 2002             June 9, 2003
                           December 24, 2002            June 19, 2003
                           December 25, 2002            August 15, 2003
                           December 26, 2002            October 26, 2003
                           January 1, 2003              November 1, 2003
                           January 6, 2003              December 8, 2003
                           April 21, 2003               December 24, 2003
                                                        December 25, 2003
                                                        December 26, 2003


         Belgium
                           November 1, 2002             June 9, 2003
                           November 11, 2002            July 21, 2003
                           December 25, 2002            August 15, 2003
                           December 26, 2002            November 1, 2003
                           January 1, 2003              November 11, 2003
                           April 21, 2003               December 25, 2003
                           May 1, 2003                  December 26, 2003
                           May 29, 2003

         Denmark
                           December 24, 2002            May 16, 2003
                           December 25, 2002            May 29, 2003
                           December 26, 2002            June 5, 2003
                           January 1, 2003              June 9, 2003
                           April 17, 2003               December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         Finland
                           December 6, 2002             May 1, 2003
                           December 24, 2002            May 29, 2003
                           December 25, 2002            June 20, 2003
                           December 26, 2002            June 21, 2003
                           January 1, 2003              December 6, 2003
                           January 6, 2003              December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         France
                           November 1, 2002             May 8, 2003
                           November 11, 2002            May 29, 2003
                           December 25, 2002            June 9, 2003
                           December 26, 2002            July 14, 2003
                           January 1, 2003              August 15, 2003
                           April 21, 2003               November 1, 2003
                           May 1, 2003                  November 11, 2003
                                                        December 25, 2003

         Germany
                           October 3, 2002              May 1, 2003
                           November 1, 2002             May 29, 2003
                           December 24, 2002            June 9, 2003
                           December 25, 2002            June 19, 2003
                           December 26, 2002            October 3, 2003
                           December 31, 2002            November 1, 2003
                           January 1, 2003              December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003
                                                        December 31, 2003

         Greece
                           October 28, 2002             April 25, 2003
                           December 25, 2002            April 28, 2003
                           December 26, 2002            May 1, 2003
                           January 1, 2003              June 16, 2003
                           January 6, 2003              August 15, 2003
                           March 10, 2003               October 28, 2003
                           March 25, 2003               December 25, 2003
                                                        December 26, 2003

         Ireland
                           October 28, 2002             May 5, 2003
                           December 25, 2002            June 2, 2003
                           December 26, 2002            August 4, 2003
                           January 1, 2003              October 27, 2003
                           March 17, 2003               December 25, 2003
                           April 18, 2003               December 26, 2003
                           April 21, 2003

         Italy
                           November 1, 2002             May 1, 2003
                           December 8, 2002             August 15, 2003
                           December 25, 2002            November 1, 2003
                           December 26, 2002            December 8, 2003
                           January 1, 2003              December 25, 2003
                           January 6, 2003              December 26, 2003
                           April 21, 2003
                           April 25, 2003

         Luxembourg
                           November 1, 2002             June 9, 2003
                           December 25, 2002            June 23, 2003
                           December 26, 2002            August 15, 2003
                           January 1, 2003              November 1, 2003
                           April 21, 2003               December 25, 2003
                           May 1, 2003                  December 26, 2003
                           May 29, 2003

         Netherlands
                           December 25, 2002            May 29, 2003
                           December 26, 2002            June 9, 2003
                           January 1, 2003              December 25, 2003
                           April 18, 2003               December 26, 2003
                           April 21, 2003
                           April 30, 2003

         Norway
                           December 25, 2002            May 1, 2003
                           December 26, 2002            May 17, 2003
                           January 1, 2003              May 29, 2003
                           April 17, 2003               June 9, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         Portugal
                           November 1, 2002             May 1, 2003
                           December 24, 2002            June 10, 2003
                           December 25, 2002            June 19, 2003
                           December 26, 2002            August 15, 2003
                           January 1, 2003              October 5, 2003
                           March 4, 2003                November 1, 2003
                           April 18, 2003               December 1, 2003
                           April 21, 2003               December 8, 2003
                           April 25, 2003               December 25, 2003

         Spain
                           October 12, 2002             April 18, 2003
                           November 1, 2002             April 21, 2003
                           December 6, 2002             May 1, 2003
                           December 8, 2002             October 12, 2003
                           December 24, 2002            November 1, 2003
                           December 25, 2002            December 6, 2003
                           December 26, 2002            December 8, 2003
                           January 1, 2003              December 25, 2003
                           January 6, 2003              December 26, 2003

         Sweden
                           December 25, 2002            May 1, 2003
                           December 26, 2002            May 29, 2003
                           January 1, 2003              June 9, 2003
                           January 6, 2003              June 20, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         Switzerland
                           December 24, 2002            May 1, 2003
                           December 25, 2002            May 29, 2003
                           December 26, 2002            June 9, 2003
                           January 1, 2003              August 1, 2003
                           January 2, 2003              December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003


         United Kingdom
                           December 25, 2002            May 5, 2003
                           December 26, 2002            May 26, 2003
                           January 1, 2003              August 25, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         Redemption. The longest redemption cycle for the Fresco Dow Jones STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2002, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the Fresco Dow Jones STOXX 50 Fund as follows:

                             Redemption                     Redemption
Holidays                  Request Date (R)               Settlement Date          Settlement Period
--------                  ----------------               ---------------          -----------------
December 24, 2002         December 19, 2002              December 27, 2002            R + 8 days
December 25, 2002
December 26, 2002


In the calendar year 2002, R + 8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones STOXX 50 Fund.

         FRESCO DOW JONES EURO STOXX 50 FUND

         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:

         Austria
                           October 26, 2002             May 1, 2003
                           November 1, 2002             May 29, 2003
                           December 8, 2002             June 9, 2003
                           December 24, 2002            June 19, 2003
                           December 25, 2002            August 15, 2003
                           December 26, 2002            October 26, 2003
                           January 1, 2003              November 1, 2003
                           January 6, 2003              December 8, 2003
                           April 21, 2003               December 24, 2003
                                                        December 25, 2003
                                                        December 26, 2003

         Belgium
                           November 1, 2002             June 9, 2003
                           November 11, 2002            July 21, 2003
                           December 25, 2002            August 15, 2003
                           December 26, 2002            November 1, 2003
                           January 1, 2003              November 11, 2003
                           April 21, 2003               December 25, 2003
                           May 1, 2003                  December 26, 2003
                           May 29, 2003


         Finland
                           December 6, 2002             May 1, 2003
                           December 24, 2002            May 29, 2003
                           December 25, 2002            June 20, 2003
                           December 26, 2002            June 21, 2003
                           January 1, 2003              December 6, 2003
                           January 6, 2003              December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003

         France
                           November 1, 2002             May 8, 2003
                           November 11, 2002            May 29, 2003
                           December 25, 2002            June 9, 2003
                           December 26, 2002            July 14, 2003
                           January 1, 2003              August 15, 2003
                           April 21, 2003               November 1, 2003
                           May 1, 2003                  November 11, 2003
                                                        December 25, 2003

         Germany
                           October 3, 2002              May 1, 2003
                           November 1, 2002             May 29, 2003
                           December 24, 2002            June 9, 2003
                           December 25, 2002            June 19, 2003
                           December 26, 2002            October 3, 2003
                           December 31, 2002            November 1, 2003
                           January 1, 2003              December 24, 2003
                           April 18, 2003               December 25, 2003
                           April 21, 2003               December 26, 2003
                                                        December 31, 2003

         Greece
                           October 28, 2002             April 25, 2003
                           December 25, 2002            April 28, 2003
                           December 26, 2002            May 1, 2003
                           January 1, 2003              June 16, 2003
                           January 6, 2003              August 15, 2003
                           March 10, 2003               October 28, 2003
                           March 25, 2003               December 25, 2003
                           December 26, 2003

         Ireland
                           October 28, 2002             May 5, 2003
                           December 25, 2002            June 2, 2003
                           December 26, 2002            August 4, 2003
                           January 1, 2003              October 27, 2003
                           March 17, 2003               December 25, 2003
                           April 18, 2003               December 26, 2003
                           April 21, 2003


         Italy
                           November 1, 2002             May 1, 2003
                           December 8, 2002             August 15, 2003
                           December 25, 2002            November 1, 2003
                           December 26, 2002            December 8, 2003
                           January 1, 2003              December 25, 2003
                           January 6, 2003              December 26, 2003
                           April 21, 2003
                           April 25, 2003

         Luxembourg
                           November 1, 2002             June 9, 2003
                           December 25, 2002            June 23, 2003
                           December 26, 2002            August 15, 2003
                           January 1, 2003              November 1, 2003
                           April 21, 2003               December 25, 2003
                           May 1, 2003                  December 26, 2003
                           May 29, 2003

         Netherlands
                           December 25, 2002            May 29, 2003
                           December 26, 2002            June 9, 2003
                           January 1, 2003              December 25, 2003
                           April 18, 2003               December 26, 2003
                           April 21, 2003
                           April 30, 2003

         Portugal
                           November 1, 2002             May 1, 2003
                           December 24, 2002            June 10, 2003
                           December 25, 2002            June 19, 2003
                           December 26, 2002            August 15, 2003
                           January 1, 2003              October 5, 2003
                           March 4, 2003                November 1, 2003
                           April 18, 2003               December 1, 2003
                           April 21, 2003               December 8, 2003
                           April 25, 2003               December 25, 2003

         Spain
                           October 12, 2002             April 18, 2003
                           November 1, 2002             April 21, 2003
                           December 6, 2002             May 1, 2003
                           December 8, 2002             October 12, 2003
                           December 24, 2002            November 1, 2003
                           December 25, 2002            December 6, 2003
                           December 26, 2002            December 8, 2003
                           January 1, 2003              December 25, 2003
                           January 6, 2003              December 26, 2003


Redemption. The longest redemption cycle for the Fresco Dow Jones EURO STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2002, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the Fresco Dow Jones EURO STOXX 50 Fund as follows:


                                Redemption                   Redemption
Holidays                      Request Date (R)             Settlement Date          Settlement Period
--------                      ----------------             ---------------          -----------------
December 24, 2002             December 19, 2002             December 27, 2002           R + 8 days
December 25, 2002
December 26, 2002


In the calendar year 2002, R + 8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones EURO STOXX 50 Fund.

                          STATEMENT OF DIFFERENCES
                          ------------------------

 The service mark symbol shall be expressed as.......................... 'sm'
 The section symbol shall be expressed as............................... 'SS'
 The dagger symbol shall be expressed as................................ 'D'
 The double dagger symbol shall be expressed as......................... 'DD'
 Characters normally expressed as superscript shall be preceded by...... 'pp'
 Characters normally expressed as subscript shall be preceded by........ [u]